Financial liabilities - Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities (Details) € in Thousands	Dec. 31, 2023 EUR (€)
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	€ 41,565
≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	9,492
2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	28,149
≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	3,923
State guaranteed loan Société Générale
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	20,669
State guaranteed loan Société Générale | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	5,167
State guaranteed loan Société Générale | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	15,502
State guaranteed loan Société Générale | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loan BNP Paribas
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	8,884
State guaranteed loan BNP Paribas | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	2,222
State guaranteed loan BNP Paribas | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	6,662
State guaranteed loan BNP Paribas | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease finance obligations – Rent Le Virage
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	388
Lease finance obligations – Rent Le Virage | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	255
Lease finance obligations – Rent Le Virage | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	133
Lease finance obligations – Rent Le Virage | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Premises Innate Inc
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	252
Lease liabilities – Premises Innate Inc | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	95
Lease liabilities – Premises Innate Inc | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	157
Lease liabilities – Premises Innate Inc | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Laboratory equipment
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	109
Lease liabilities – Laboratory equipment | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	109
Lease liabilities – Laboratory equipment | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Laboratory equipment | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Vehicles
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	89
Lease liabilities – Vehicles | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	33
Lease liabilities – Vehicles | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	56
Lease liabilities – Vehicles | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	18
Lease liabilities - Printers | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	9
Lease liabilities - Printers | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	9
Lease liabilities - Printers | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Loans – Equipment
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	100
Loans – Equipment | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	57
Loans – Equipment | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	43
Loans – Equipment | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Loans - Building
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	11,056
Loans - Building | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	1,545
Loans - Building | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	5,587
Loans - Building | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	€ 3,923